FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          19950 Country Club Drive, Floor 8
                  Aventura, Florida 33180

13F File Number:  028-12137

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Holzer
Title:  Managing Director
Phone:  (212) 957-1000

Signature, Place, and Date of Signing:

/s/ Charles R. Holzer
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 14, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $177,343 (thousands)

List of Other Included Managers:

         None

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                                                            FORM 13F

QTR ENDED: 3/31/07                      Name of Reporting Managers: Indian Creek Asset Management LLC          (SEC USE ONLY)

        Item 1:                  Item 2:       Item3:     Item 4:          Item 5:       Item 6:     Item 7:          Item 8:
     Name of Issuer           Title of Class   CUSIP     Fair Market Shares or          Investment   Other       Voting Authority
                                                           Value     Principal Sh/ Put/ Discretion  Managers   (a)     (b)     (c)
                                                         (x $1000)   Amount    Prn Call                       Sole   Shared   None
ALPHARMA INC CMN CLASS A           COM        020813101   10,328    428,901   SH          Sole                428,901
APOLLO GROUP CLASS A COMMON STOCK  COM        037604105    8,573    195,294   SH          Sole                195,294
ASPREVA PHARMACEUTICALS CORP CMN   COM        04538T109   10,905    505,808   SH          Sole                505,808
AVIS BUDGET GROUP INC CMN          COM        053774105    9,761    357,281   SH          Sole                357,281
CERADYNE INC CALIF CMN             COM        156710105    9,328    170,400   SH          Sole                170,400
COGENT, INC. CMN                   COM        19239Y108   11,203    832,951   SH          Sole                832,951
GEORGIA GULF CORP NEW CMN          COM        373200203    9,031    557,097   SH          Sole                557,097
GEORGIA GULF CORP NEW CMN          COM        373200203        5      1,000   SH  CALL    Sole                  1,000
GEORGIA GULF CORP NEW CMN          COM        373200203    1,560      4,000   SH  PUT     Sole                  4,000
JETBLUE AIRWAYS CORPORATION CMN    COM        477143101    6,993    607,600   SH          Sole                607,600
MICRON TECHNOLOGY INC CMN          COM        595112103   10,471    866,800   SH          Sole                866,800
MIRANT CORPORATION CMN             COM        60467R100   12,923    319,397   SH          Sole                319,397
MIRANT CORPORATION CMN             COM        60467R100    2,537      2,728   SH  CALL    Sole                  2,728
NATIONAL R.V. HLDGS INC CMN        COM        637277104      221    100,000   SH          Sole                100,000
PALM INC CMN                       COM        696643105    7,729    426,330   SH          Sole                426,330
PALM INC CMN                       COM        696643105    2,540      4,000   SH  CALL    Sole                  4,000
PIONEER DRILLING CO. CMN           COM        723655106   11,824    931,749   SH          Sole                931,749
PLEXUS CORP CMN                    COM        729132100   10,895    635,300   SH          Sole                635,300
SPDR TR                            UNIT SER 1 78462F103      375      1,200   SH  PUT     Sole                  1,200
SPDR TR                            UNIT SER 1 78462F103      463      1,700   SH  PUT     Sole                  1,700
SUNOCO INC CMN                     COM        86764P109   10,898    154,707   SH          Sole                154,707
TENNECO INC CMN                    COM        880349105   10,605    416,538   SH          Sole                416,538
TITAN INTERNATIONAL INC (NEW) CMN  COM        88830M102    4,179    165,000   SH          Sole                165,000
WABTEC CORP CMN                    COM        929740108   13,996    405,804   SH          Sole                405,804
